Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000001854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class A/JHNBX)
Account Value	$ 11,222.32119	$ 11,222.32119	$ 11,222.32119	$ 10,964.96695	$ 11,264.62293	$ 12,363.8008	$ 11,908.14572	$ 11,106.36191	$ 10,445.31048	$ 10,456.5853	$ 10,047.45629	$ 9,890.468448	$ 9,600
Average Annual Return, Percent	(1.74%)	(0.61%)	1.16%
C000001854 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class A/JHNBX)—excluding sales charge
Average Annual Return, Percent	2.35%	0.21%	1.57%
C000153977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class NAV)
Account Value	$ 12,128.06475	$ 12,128.06475	$ 12,128.06475	11,791.68236	12,079.75109	13,200.44786	12,653.52905	11,759.82045	11,008.11234	10,975.91001	10,502.19114	10,302.5713	10,000
Average Annual Return, Percent	2.85%	0.62%	1.95%
C000153978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class R4/JBFRX)
Account Value	$ 11,873.2963	$ 11,873.2963	$ 11,873.2963	11,573.37788	11,886.75555	13,022.82971	12,515.72471	11,661.84663	10,944.8592	10,940.9489	10,494.83075	10,303.4378	10,000
Average Annual Return, Percent	2.59%	0.36%	1.73%
C000001856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class C/JHCBX)
Account Value	$ 10,900.31685	$ 10,900.31685	$ 10,900.31685	10,725.09454	11,095.77509	12,264.23771	11,895.26053	11,178.95259	10,580.4661	10,666.255	10,320.65117	10,230.7651	10,000
Average Annual Return, Percent	0.65%	(0.50%)	0.87%
C000001856 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class C/JHCBX)—excluding sales charge
Average Annual Return, Percent	1.63%	(0.50%)	0.87%
C000001857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class I/JHBIX)
Account Value	$ 301,143.0653	$ 301,143.0653	$ 301,143.0653	293,361.3704	300,686.3731	329,009.9011	315,745.6384	293,797.1957	275,358.6569	274,861.8797	263,451.7855	258,367.45	250,000
Average Annual Return, Percent	2.65%	0.50%	1.88%
C000106442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class R6/JHBSX)
Account Value	$ 1,218,937.682	$ 1,218,937.682	$ 1,218,937.682	1,185,175.677	1,213,348.514	1,326,040.139	1,272,029.218	1,181,627.638	1,106,238.201	1,103,777.803	1,055,478.515	1,034,552.65	1,000,000
Average Annual Return, Percent	2.85%	0.62%	2.00%
C000113488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class R2/JHRBX)
Account Value	$ 11,594.75267	$ 11,594.75267	$ 11,594.75267	11,329.84802	11,656.83471	12,804.54978	12,344.37708	11,523.81733	10,841.97669	10,872.29365	10,456.71866	10,297.5181	10,000
Average Annual Return, Percent	2.34%	0.12%	1.49%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,329.03825	$ 11,329.03825	$ 11,329.03825	$ 11,183.04019	$ 11,427.91831	$ 12,451.70239	$ 12,502.3194	$ 11,426.45554	$ 10,739.09302	$ 10,779.47595	$ 10,611.97735	$ 10,303.4048	$ 10,000
Average Annual Return, Percent	1.31%	(0.17%)	1.26%